The Ambassador Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 44.7%
	PROPERTY/CASUALTY INSURANCE — 25.0%
$1,000,000	Berkshire Hathaway, Inc. 3.125% 3/15/2026[1]	$1,002,882
2,240,000	Chubb INA Holdings, Inc. 3.350% 5/15/2024	2,245,976
1,750,000	Everest Reinsurance Holdings, Inc. 3.125% 10/15/2052[1]	1,295,690
1,500,000	Progressive Corp. 2.500% 3/15/2027[1]	1,442,903
1,000,000	Travelers Cos., Inc. 3.050% 6/8/2051[1]	803,242
	TOTAL PROPERTY/CASUALTY INSURANCE
	(Cost $6,757,038)	6,790,693
	MULTI-LINE INSURANCE — 8.9%
2,500,000	American International Group, Inc. 2.500% 6/30/2025[1]	2,407,330
	INSURANCE BROKERS — 4.6%
1,250,000	Marsh & McLennan Cos., Inc. 3.500% 6/3/2024[1]	1,248,754
	REINSURANCE — 6.2%
1,750,000	Renaissance RE Holdings Ltd. 3.600% 4/15/2029[1]	1,668,014
	TOTAL CORPORATE BONDS
	(Cost $12,104,322)	12,114,791
	PREFERRED NOTES — 10.4%
3,000,000	Consulate RE 2022-1A 2.000%, 1/7/2023[2,3]	2,819,100
	TOTAL PREFERRED NOTES
	(Cost $2,818,957)	2,819,100
	U.S. TREASURY BILLS — 43.7%
2,000,000	United States Cash Management Bill 0.000%, 11/1/2022	1,987,880
	United States Treasury Bill
2,400,000	0.000%, 8/23/2022	2,396,959
2,500,000	0.000%, 9/1/2022	2,495,425
2,000,000	0.000%, 9/22/2022	1,993,992
3,000,000	0.000%, 10/13/2022	2,985,993
	TOTAL U.S. TREASURY BILLS
	(Cost $11,862,073)	11,860,249

The Ambassador Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 0.9%
256,483	Fidelity Investments Money Market Government Portfolio - Institutional Class 1.330%[4]	$256,483
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $256,483)	256,483
	TOTAL INVESTMENTS — 99.7%
	(Cost $27,041,835)	27,050,623
	Other Assets in Excess of Liabilities — 0.3%	78,435
	TOTAL NET ASSETS — 100.0%	$27,129,058

[1] Callable.
[2] Level 3 securities fair valued under procedures established by the Board of Trustees, represents 10.4% of Total Net Assets. The total value of these securities is $2,819,100.
[3] Restricted security, represents 10.4% of Total Net Assets. The total value of this security is $2,819,100.
[4] The rate is the annualized seven-day yield at period end.